Other Income (Expense), Net (Schedule Of Other Income (Expense)) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Other Nonoperating Income (Expense) [Abstract]
Interest income	$ 5	$ 4	$ 2
Interest expense	(73)	(70)	(67)
Other	(27)	(30)	(3)
Total other income (expense), net	$ (95)	$ (96)	$ (68)